The Navellier Millennium Funds
Registration Numbers:
333-63155
811-08995
CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)
     The undersigned hereby certifies on behalf of The Navellier Millennium Funds (the “Fund”) that the form of Prospectus and Statement of Additional Information for the Navellier International Growth Portfolio of the Fund that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17, the most recent amendment to the Fund’s Registration Statement on Form N-1A, the text of which was filed electronically on April 30, 2008 or from the Prospectus contained in the May 1, 2008 Form 497, the text of which was filed electronically on April 30, 2008.
     IN WITNESS WHEREOF, the Fund has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of May, 2008.

Witness:		The Navellier Millennium Funds

By:	/s/ Samuel Kornhauser	By:	/s/ Barry Sander
Name: Samuel Kornhauser		Name: Barry Sander
Title: Chief Compliance Officer		Title: Trustee